Lease (Tables)	12 Months Ended
Dec. 31, 2024
Lease
Schedule of supplemental information related to leases

	As of December 31,
	(Amount in Thousands)
	2023	2024	2024
	RMB	RMB	US$
Operating leases:
Operating lease right-of-use assets	139,019	121,115	16,593

Current portion of lease liabilities	61,826	44,888	6,150
Non-current portion of lease liabilities	76,533	75,725	10,374
Total operating lease liabilities	138,359	120,613	16,524

Weighted average remaining lease term (years)	2.70	3.74
Weighted average discount rate	4.73%	3.14%

Schedule of future minimum lease payments

	As of December 31,
	(Amount in Thousands)
	2023	2024	2024
	RMB	RMB	US$
Within 1 year	68,308	47,208	6,467
Between 1 and 2 years	43,221	38,430	5,265
Between 2 and 3 years	25,312	27,363	3,749
Between 3 and 4 years	13,334	9,960	1,365
Between 4 and 5 years	—	527	72
Total lease payment	150,175	123,488	16,918
Less imputed interest	(11,816)	(2,875)	(394)
Total	138,359	120,613	16,524